Contingencies - Additional Information (Detail) $ in Thousands	Sep. 25, 2025 MXN ($)	Sep. 19, 2025 MXN ($)	Mar. 27, 2024 MXN ($)	Nov. 26, 2014 MXN ($)	Oct. 01, 2013 ha Lawsuit	Jun. 19, 2018 MXN ($)
Disclosure Of Contingent Liabilities [Line Items]
Number of agrarian lawsuits | Lawsuit					4
Area of land | ha					154
Tijuana municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax			$ 31,450	$ 234,780
Amount of bond as collateral				$ 234,780		$ 122,926
Payment of property dispute compensation and fees		$ 723,318
Tlajomulco de Zuniga Municipality [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax	$ 34,569